Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	$ 374,603		$ 524,927		$ 385,851
Gain (loss) on investments	500	$ (25,117)	(10,811)	$ 2,091	(54,010)		$ 15,534	$ 132,620
Equity securities without readily determinable fair value	26,800		1,200		21,600
Equity securities, upward adjustment	10,800
Loss on impairment of goodwill	$ 1,096,305	$ 0
Long-term growth rate	3.00%
Goodwill	$ 1,271,621		2,367,750		2,367,926	[1]	2,367,750	2,367,750	$ 2,367,750
Equity securities, upward adjustment					10,800
Fair Value Measured at Net Asset Value Per Share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	374,600		524,900		385,900
Gain (loss) on investments			$ (10,800)		(54,000)		$ 15,500	$ (17,600)
Ben Markets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loss on impairment of goodwill	0
Goodwill	$ 9,885				$ 9,885
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates	24.80%
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates	25.60%

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.